Intangible assets - Schedule of movements in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	£ 11,902	£ 10,764
Intangible assets and goodwill at end of period	11,512	11,902
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	14,354	13,179
Hyperinflation adjustments	141	524
Exchange differences	(868)	1,006
Additions	598	301
Disposals	(26)	(88)
Reclassification from/(to) asset held for sale	(424)
Reclassification to asset held for sale		(568)
Intangible assets and goodwill at end of period	14,623	14,354
Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,452)	(2,415)
Exchange differences	173	(135)
Amortisation for the year	56	45
Impairment	498	336
Disposals	24	71
Reclassification from/(to) asset held for sale	302
Reclassification to asset held for sale		408
Intangible assets and goodwill at end of period	(3,111)	(2,452)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	7,896	7,361
Intangible assets and goodwill at end of period	7,520	7,896
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	8,938	8,458
Hyperinflation adjustments	81	315
Exchange differences	(531)	639
Additions	338	109
Disposals	0	(23)
Reclassification from/(to) asset held for sale	(453)
Reclassification to asset held for sale		(560)
Intangible assets and goodwill at end of period	9,279	8,938
Brands | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,042)	(1,097)
Exchange differences	96	(51)
Impairment	498	317
Disposals	0	23
Reclassification from/(to) asset held for sale	315
Reclassification to asset held for sale		400
Intangible assets and goodwill at end of period	(1,759)	(1,042)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,287	1,957
Intangible assets and goodwill at end of period	2,227	2,287
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,008	2,627
Hyperinflation adjustments	60	208
Exchange differences	(257)	145
Additions	92	70
Disposals	0	(42)
Reclassification from/(to) asset held for sale	29
Reclassification to asset held for sale		0
Intangible assets and goodwill at end of period	2,874	3,008
Goodwill | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(721)	(670)
Exchange differences	61	(60)
Impairment	0	19
Disposals	0	28
Reclassification from/(to) asset held for sale	(13)
Reclassification to asset held for sale		0
Intangible assets and goodwill at end of period	(647)	(721)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,584	1,341
Intangible assets and goodwill at end of period	1,518	1,584
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,670	1,421
Hyperinflation adjustments	0	0
Exchange differences	(64)	194
Additions	13	55
Disposals	0	0
Reclassification from/(to) asset held for sale	0
Reclassification to asset held for sale		0
Intangible assets and goodwill at end of period	1,619	1,670
Other intangibles | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(86)	(80)
Exchange differences	1	1
Amortisation for the year	16	7
Impairment	0	0
Disposals	0	0
Reclassification from/(to) asset held for sale	0
Reclassification to asset held for sale		0
Intangible assets and goodwill at end of period	(101)	(86)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	135	105
Intangible assets and goodwill at end of period	247	135
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	738	673
Hyperinflation adjustments	0	1
Exchange differences	(16)	28
Additions	155	67
Disposals	(26)	(23)
Reclassification from/(to) asset held for sale	0
Reclassification to asset held for sale		(8)
Intangible assets and goodwill at end of period	851	738
Computer software | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(603)	(568)
Exchange differences	15	(25)
Amortisation for the year	40	38
Impairment	0	0
Disposals	24	20
Reclassification from/(to) asset held for sale	0
Reclassification to asset held for sale		8
Intangible assets and goodwill at end of period	£ (604)	£ (603)